Employee Benefit Plan (Assumptions Used to Determine Net Periodic Cost and Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	4.60%	5.29%
Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.41%	3.98%	4.72%